SHARE-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION PLANS
20.	SHARE-BASED COMPENSATION PLANS

In November 2006, the Company adopted a stock option scheme (the “2006 Option Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Company (the “2006 Option Plan Participants”). Under the 2006 Option Plan, the Company may issue options to the 2006 Option Plan Participants to purchase not more than 10,799,685 ordinary shares. All options granted under the 2006 Option Plan will expire on November 30, 2016 and generally vest over 3 to 5 years.

On August 22, 2007, the Company’s Board of Directors approved the 2007 Equity Incentive Plan (the “2007 Incentive Plan”). The 2007 Incentive Plan permits the grant of Incentive Stock Options, Non-statutory Stock Options, Restricted Stock, Stock Appreciation Rights, Restricted Stock Units, Performance Units, Performance Shares, and other stock-based awards to employees, directors and consultants of the Group (the “Participants”). Under the 2007 Incentive Plan, the Company may issue up to 10,799,685 ordinary shares plus an annual increase of 2% of the outstanding ordinary shares on the first day of the fiscal year, or such lesser amount of shares as determined by the Board of Directors. The 2007 Incentive Plan will expire on August 21, 2017.

By a resolution of the Board of Directors on November 30, 2007, 59,994 Restricted Stock Units (“RSUs”) were granted to the Company’s existing three independent directors. As of December 31, 2009, the 59,994 RSUs have vested. By resolutions of the Board of Directors in 2007 and 2013, 7,500 RSUs were authorized to be granted to each of the independent directors annually from 2008 to 2012, and 15,000 RSUs were authorized to be granted to each of the independent directors annually from January 1, 2013. The 7,500 RSUs granted on January 1, 2008 to each of the independent directors vest in batches of 2,500 RSUs each year beginning on January 1, 2009. The 7,500 RSUs granted respectively on January 1, 2010, 2011 and 2012 to each of the independent directors vest in batches of 1,250 RSUs each half year beginning on July 1, 2010, 2011 and 2012, respectively. The 15,000 RSUs granted on January 1, 2013 to each of the independent directors vest in batches of 2,500 RSUs each half year beginning on July 1, 2013. During 2011, 2012 and 2013, the Board of Directors also approved grant of 1,337,625, 420,000 and 5,000 RSUs, respectively, to certain of the Participants. Each RSU represents one ADS of the Company, which is equal to five ordinary shares.

The following tables summarized the Company’s share option activity under 2006 Option Plan and 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2013	4,186,725	1.86	5.53	—
Forfeited	(790,225)	1.47

Outstanding, December 31, 2013	3,396,500	1.95	4.28	—

Vested and expected to be vested at December 31, 2013	3,396,500	1.95	4.28	—

Exercisable at December 31, 2013	3,388,688	1.74	4.28	—

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$0.554 per ordinary share as of December 31, 2013 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2013.

The aggregate fair value of share options that vested during 2011, 2012 and 2013 was US$3,161,594, US$862,762 and US$245,541, respectively. The weighted-average grant-date fair value of share options granted during 2011 was US$1.07. No share options were granted during 2012 and 2013.

The aggregate intrinsic value of share options exercised during 2011 was US$60,481. No share options were exercised during 2012 and 2013.

The aggregate fair value of the share options outstanding as of December 31, 2013 measured based on respective grant-date fair values was US$4,366,202 and such amount shall be recognized as compensation expense using the straight-line method with graded vesting based on service conditions.

As of December 31, 2013, there was US$7,578 of unrecognized share-based compensation cost related to share options which is expected to be recognized over a weighted-average vesting period of 0.5 years after December 31, 2013. To the extent the actual forfeiture rate is different from the current estimation, actual share-based compensation related to these awards may be different from the expectation.

The following table summarized the Company’s RSU activity under 2007 Incentive Plan:

	Number of RSUs	Weighted-average grant date fair value	Aggregate intrinsic value
		(US$)	(US$)
Unvested, January 1, 2013	666,565	2.45	673,231
Granted	65,000	3.84
Vested	(151,499)	3.10	311,193
Forfeited	(381,501)	1.97

Unvested, December 31, 2013	198,565	3.33	550,025

The aggregate fair value of vested RSUs for 2011, 2012 and 2013 measured based on respective grant-date fair values was US$3,583,331, US$1,105,941 and US$470,145, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2013 was US$661,221 based on the quoted market price of the Company’s ordinary shares at the respective grant dates, and such amount shall be recognized as compensation expenses using the straight-line method with graded vesting based on service conditions. The weighted-average grant-date fair values of RSUs granted during 2011, 2012 and 2013 were US$6.26, US$1.10 and US$3.84, respectively. The total intrinsic value of RSUs vested during 2011, 2012 and 2013 was US$2,533,282, US$241,553 and US$311,193, respectively.

As of December 31, 2013, there was US$389,528 of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 1.65 years. To the extent the actual forfeiture rate is different from current estimation, actual share-based compensation related to these awards may be different from the expectation.

For stock options granted before January 1, 2008, the fair value of each share option grant was estimated on the date of grant using the Black-Scholes option pricing model. For share options granted after January 1, 2008, the fair value of each award is estimated on the date of grant using a binomial-lattice option valuation model. The binomial-lattice model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. However, in addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the binomial-lattice model provides a fair value for its share-based compensation plans that is more representative of actual experience and future expected experience than the value calculated using the Black-Scholes model.

The Company calculated the estimated fair value of share options on the grant date using the binomial-lattice model for 2011 with the following assumptions. No share options were granted in 2012 and 2013, respectively.

Granted in 2011
Risk-free interest rate	3.33%
Expected dividend yield	0%
Expected volatility	80%
Sub-optimal early exercise factor	2.5 times
Fair value of ordinary shares	US$1.71

Risk-free interest rate was based on a zero coupon U.S. bond rate for the terms consistent with the expected life of the award at the time of grant. Expected dividend yield was determined in view of the Company’s historical dividend payout rate. The Company estimated expected volatility at the date of grant based on a combination of historical and implied volatilities from comparable publicly listed companies. Forfeiture rate of Nil was estimated based on historical forfeiture patterns and adjusted to reflect future change in facts and circumstances, if any. The sub-optimal early exercise factor was determined based on the expected price multiple at which employees were likely to exercise stock options.

Total compensation expense relating to share options and RSUs recognized for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cost of revenues	5,177	2,971	234	39
Selling expenses	4,223	971	436	72
General and administrative expenses	27,929	3,264	1,951	322
Research and development expenses	1,002	576	39	6

	38,331	7,782	2,660	439